Supplement dated May 22, 2001
(To Prospectus Supplement dated May 15, 2001)

                                   1,535,640

                     CORPORATE BACKED TRUST CERTIFICATES,
                           Series 2001-22, Class A-1

         The prospectus supplement dated May 15, 2001 is hereby amended by replacing the table on page S-32 with the following table.

                                                                  Number of Class A-1 Certificates
                                                                  --------------------------------
Lehman Brothers Inc.................................                            955,640
Prudential Securities Incorporated..................                            405,000
Janney Montgomery Scott LLC.........................                            175,000
                                                                             ----------
Total...............................................                          1,535,640


         This supplement should be read only in conjunction with the prospectus supplement and the prospectus.